Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets
	Patents	Computer software	Total
	(in thousands)
	£	£	£
Cost:
At December 31, 2019	4,523	374	4,897
Additions	1,262	9	1,271
At December 31, 2020	5,785	383	6,168
Accumulated amortization:
At December 31, 2019	806	131	937
Charge for the year	383	95	478
At December 31, 2020	1,189	226	1,415
Cost:
At December 31, 2020	5,785	383	6,168
Additions	999	2	1,001
At December 31, 2021	6,784	385	7,169
Accumulated amortization:
At December 31, 2020	1,189	226	1,415
Charge for the year	441	94	535
Impairment	2,809	—	2,809
At December 31, 2021	4,439	320	4,759
Net book value:
At December 31, 2021	2,345	65	2,410
At December 31, 2020	4,596	157	4,753

On March 2, 2022 the Company announced that the Phase 3 clinical trial of Acelarin for patients with advanced biliary tract cancer was being discontinued following a pre-planned futility analysis by the trial’s Independent Data Monitoring Committee (“IDMC”). Management concluded that this was an indication of impairment and hence reviewed the assets associated with both the clinical trial and Acelarin. Based on this review, an impairment charge of £2.8 million was recognized, representing the full aggregate carrying value of the patents relating to Acelarin as at December 31, 2021.